AHA INVESTMENT FUNDS, INC.
                      190 South La Salle Street, Suite 2800
                             Chicago, Illinois 60603


                                 April 13, 2005





BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:


                           AHA Investment Funds, Inc.
                       1933 Act Registration No. 33-21969
                       1940 Act Registration No. 811-05534

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, AHA Investment Funds, Inc. (the "Funds") certifies that:

         a. the form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Funds' registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Funds' registration statement was filed with the Commission via EDGAR on April 8, 2005.


                                            Very truly yours,

                                            AHA INVESTMENT FUNDS, INC.

                                            /s/ Savitri P. Pai
                                            ------------------------------------
                                            Name: Savitri P. Pai
                                            Title: Chief Legal Officer and
                                            Chief Compliance Officer